Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000252068 | United States Treasury Bill, 4.31, 2025-08-19
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000252068 | United States Treasury Floating Rate Note, 4.36, 2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000252068 | United States Treasury Bill, 4.32, 2025-08-26
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000252068 | United States Treasury Bill, 4.25, 2025-09-04
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000252068 | United States Treasury Bill, 4.26, 2025-09-02
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000252068 | United States Treasury Bill, 4.24, 2025-09-16
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000252068 | United States Treasury Bill, 4.23, 2025-09-11
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000252068 | Mirae Asset Securities Repo
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000252068 | United States Treasury Bill, 4.30, 2025-08-14
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000252068 | United States Treasury Bill, 0.00, 2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000252068 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000252068 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000252068 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000252068 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	80.60%
C000245603 | Mirae Asset Securities Repo, 4.47%, 6/30/2025
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000245603 | United States Treasury Bill, 4.29, 2025-08-12
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000245603 | United States Treasury Bill, 4.30, 2025-08-19
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000245603 | United States Treasury Bill, 4.29, 2025-08-21
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000245603 | Mirae Asset Securities Repo, 4.45%, 6/26/2025
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000245603 | Mirae Asset Securities Repo, 4.44%, 6/27/2025
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000245603 | United States Treasury Bill, 4.15, 2025-07-08
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245603 | United States Treasury Bill, 4.19, 2025-10-14
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245603 | Federal National Mortgage Association, 3.40, 2025-08-25
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000245603 | Federal National Mortgage Association, 3.23, 2025-08-18
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000245603 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245603 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000245603 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000245603 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000243202 | 22788C105 | Crowdstrike Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243202 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243202 | 88033G407 | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243202 | 808513105 | Charles Schwab Corp. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243202 | 253868103 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243202 | 58155Q103 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243202 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000243202 | 22822V101 | Crown Castle International Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243202 | 12504L109 | CBRE Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243202 | 36467W109 | GameStop Corp., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243202 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000243202 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243202 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243202 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243202 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243202 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000243202 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000243202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000243202 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000243202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000243202 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000243202 | Energy
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000247107 | 30231G102 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000247107 | 20825C104 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000247107 | 674599105 | Occidental Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247107 | 25278X109 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247107 | 26875P101 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247107 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247107 | 03743Q108 | APA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000247107 | 25179M103 | Devon Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247107 | 71424F105 | Permian Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247107 | 78454L100 | SM Energy Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247107 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247107 | Gas & Water Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000247107 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000247107 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000247108 | 44267T102 | Howard Hughes Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000247108 | 398905109 | Group 1 Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247108 | 67011P100 | DNOW, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000247108 | 64119V303 | NETSTREIT Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247108 | 428103105 | Hess Midstream, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247108 | 92847W103 | Vital Farms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247108 | 20603L102 | Concentra Group Holdings Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247108 | 01644J108 | Alkami Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247108 | 45778Q107 | Insperity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247108 | 55345K103 | MRC Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000247108 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000247108 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247108 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000247108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000247108 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000247108 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000247108 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000247108 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247108 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000247108 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000247108 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000247108 | Energy
Holdings [Line Items]
Percent of Net Asset Value	20.70%